STATEMENTS OF OPERATIONS - USD ($)		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
TRADING PROFIT (LOSS), NET:
Realized from Affiliated Funds, net		$ (5,747,290)		$ (7,369,110)		$ 31,061,059
Change in unrealized from Affiliated Funds, net		11,101,106		3,152,181		(41,752,455)
Total trading profit (loss), net		5,353,816		(4,216,929)		(10,691,396)
INVESTMENT INCOME:
Interest						275
EXPENSES:
Management fee		1,693,232		2,875,987		4,070,605
Professional fees		289,800		572,269		390,820
Administrative fee		194,728		306,995		339,321
Other expenses		257,155	[1]	680,526	[1]	259,829
Total expenses		2,434,915		4,435,777		5,060,575
NET INVESTMENT INCOME (LOSS)		(2,434,915)		(4,435,777)		(5,060,300)
NET INCOME (LOSS)		2,918,901		(8,652,706)		(15,751,696)
Class A
EXPENSES:
NET INCOME (LOSS)		$ 489,807		$ (1,243,359)		$ (2,258,381)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		13,462,310		20,340,977		24,858,980
Net income (loss) per weighted average Unit (in dollars per unit)		$ 0.0364		$ (0.0611)		$ (0.0908)
Class C
EXPENSES:
NET INCOME (LOSS)		$ 1,106,338		$ (5,588,159)		$ (11,169,717)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		48,870,020		83,850,361		115,841,365
Net income (loss) per weighted average Unit (in dollars per unit)		$ 0.0226		$ (0.0666)		$ (0.0964)
Class D
EXPENSES:
NET INCOME (LOSS)		$ 96,605		$ (185,327)		$ (308,403)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		1,992,602		2,885,277		3,066,004
Net income (loss) per weighted average Unit (in dollars per unit)		$ 0.0485		$ (0.0642)		$ (0.1006)
Class I
EXPENSES:
NET INCOME (LOSS)		$ 538,018		$ (854,932)		$ (1,399,630)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		10,503,691		12,900,892		14,846,095
Net income (loss) per weighted average Unit (in dollars per unit)		$ 0.0512		$ (0.0663)		$ (0.0943)
Class M
EXPENSES:
NET INCOME (LOSS)		$ 203,502		$ (204,651)		$ (588,791)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		3,976,325		6,379,411		8,178,434
Net income (loss) per weighted average Unit (in dollars per unit)		$ 0.0512		$ (0.0321)		$ (0.0720)
Class AA
EXPENSES:
NET INCOME (LOSS)	[2]	$ 77,815		$ (474,781)		$ (28,537)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		1,957,855		4,102,054		803,375	[3]
Net income (loss) per weighted average Unit (in dollars per unit)		$ 0.0397		$ (0.1157)		$ (0.0355)	[3]
Class II
EXPENSES:
NET INCOME (LOSS)	[4]	$ 405,280		$ (98,435)		$ 1,763
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)		9,082,061		2,491,734		1,584,229	[5]
Net income (loss) per weighted average Unit (in dollars per unit)		$ 0.0446		$ (0.0395)		$ 0.0011	[5]
Class MM
EXPENSES:
NET INCOME (LOSS)	[6]	$ 1,536		$ (3,062)
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	[7]	28,831		36,529
Net income (loss) per weighted average Unit (in dollars per unit)		$ 0.0533		$ (0.0838)	[7]

[1]	See Note 2 for further breakout of other expenses
[2]	Units issued on November 16, 2015.
[3]	Units issued on November 16, 2015. Amounts presented reflect the period from November 16, 2015 through December 31, 2015.
[4]	Units issued on December 7, 2015.
[5]	Units issued on December 7, 2015. Amounts presented reflect the period from December 7, 2015 through December 31, 2015.
[6]	Units issued on January 25, 2016.
[7]	Units issued on January 25, 2016. Amounts presented reflect the period from January 25, 2016 through December 31, 2016.